EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit for the period attributable to the owners of the parent basic	$ 124	$ 283	$ 281
Profit for the period attributable to the owners of the parent diluted	$ 124	$ 283	$ 281
Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)	216,117,656	206,942,440	206,942,440
Weighted average common shares outstanding for diluted earnings per share (in millions) (in shares)	216,117,656	206,942,440	206,942,440
Basic earnings per share (in dollars per share)	$ 0.57	$ 1.37	$ 1.36
Diluted earnings per share (in dollars per share)	$ 0.57	$ 1.37	$ 1.36